Other current financial assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Other current financial assets	SFr 78.1	SFr 59.2
Other current financial assets at amortized cost
Disclosure of financial assets [line items]
Other current financial assets	78.1	59.2
Other current financial assets at amortized cost | Credit cards
Disclosure of financial assets [line items]
Other current financial assets	21.9	11.0
Other current financial assets at amortized cost | Deposits
Disclosure of financial assets [line items]
Other current financial assets	24.8	19.9
Other current financial assets at amortized cost | Other receivables
Disclosure of financial assets [line items]
Other current financial assets	22.4	12.4
Other current financial assets at amortized cost | Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	9.1	15.9
Other current financial assets at fair value through profit and loss
Disclosure of financial assets [line items]
Other current financial assets	SFr 0.0	SFr 0.0